Statements Of Financial Condition	Dec. 31, 2015 USD ($) $ / item	Dec. 31, 2014 USD ($) $ / item
Millburn Multi-Markets Fund L.P. [Member]
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 122,195,202	$ 118,612,452
Due from the Master Fund	1,304,389	838,054
Cash	52,684	746,100
TOTAL	123,552,275	120,196,606
LIABILITIES:
Capital contributions received in advance	50,000	743,209
Capital withdrawal payable to Limited Partners	1,004,389	838,054
Capital withdrawal payable to General Partners	300,000
Due to the Master Fund	2,654	2,863
Total liabilities	1,357,043	1,584,126
PARTNERS' CAPITAL:
General Partner	3,041,602	3,073,797
Total limited partners	119,153,630	115,538,683
Total partners' capital	122,195,232	118,612,480
TOTAL	123,552,275	120,196,606
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 108,146,251	$ 105,099,830
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,018.85	975.44
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 8,380,703	$ 7,468,031
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,125.05	1,065.18
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 2,626,676	$ 2,970,822
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding | $ / item	1,143.22	1,079.79
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes-at fair value (amortized cost $30,540,808 and $19,091,112)	$ 30,521,416	$ 19,093,847
Net unrealized appreciation on open futures and forward currency contracts	4,044,127	2,196,537
Due from brokers	6,174,878	4,026,058
Cash denominated in foreign currencies (cost $4,266,766 and $1,775,062)	4,195,504	1,616,642
Total equity in trading accounts	44,935,925	26,933,084
INVESTMENTS IN U.S. TREASURY NOTES-at fair value (amortized cost $118,488,573 and $119,856,983)	118,372,238	119,858,882
CASH AND CASH EQUIVALENTS	6,904,511	18,207,276
ACCRUED INTEREST RECEIVABLE	244,041	121,954
DUE FROM MILLBURN MULTI-MARKETS LTD.	1,770	1,846
DUE FROM MILLBURN MULTI-MARKETS FUND L.P.	2,654	2,863
TOTAL	170,461,139	165,125,905
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	322,688	560,581
Cash denominated in foreign currencies (cost $0 and $81,699)		86,428
Capital withdrawal payable to Limited Partners	1,409,085	1,238,954
Capital withdrawal payable to General Partners	142,581	500,925
Management fee payable	221,009	214,360
Selling commissions payable	184,527	179,026
Accrued expenses	116,361	220,060
Commissions and other trading fees on open futures contracts	17,673	14,490
Total liabilities	2,413,924	3,014,824
PARTNERS' CAPITAL:
Total partners' capital	168,047,215	162,111,081
TOTAL	$ 170,461,139	$ 165,125,905